Deferred Revenues and Deferred Income - Additional Information (Detail) $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2011 EUR (€)	Dec. 31, 2017	Dec. 31, 2016 USD ($)
Deferred Revenues And Deferred Income [Line Items]
Lease incentive | $			$ 161
Lease term		6-year lease term
Lessor [member]
Deferred Revenues And Deferred Income [Line Items]
Lease incentive | €	€ 1.1